Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	333-283829
Entity Registrant Name	Hamco Ventures Limited
Entity Central Index Key	0002039079
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 717
Entity Address, Address Line Two	Grand Millenium Plaza
Entity Address, City or Town	181 QRC
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	205,100,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Hamco Ventures Limited (BVI) (the “Company”) as of June 30, 2025 and 2024, and the related consolidated statements of operations, changes in shareholder’s deficit, and cash flows for the year ended June 30, 2025 and the period from February 7, 2024 (inception) to June 30, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for the year ended June 30, 2025 and the period from inception to June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	TAAD, LLP
Auditor Firm ID	5854
Auditor Location	Diamond Bar, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 717
Entity Address, Address Line Two	Grand Millenium Plaza
Entity Address, City or Town	181 QRC
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	351-6108
Contact Personnel Name	Mr. Chun Leung Chow (Eddy)
Contact Personnel Email Address	info@hamcoventures.com